Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Atlas Business Combination

On February 14, 2020, the Company consummated the acquisition of Atlas Intermediate, pursuant to the Purchase Agreement. Following the Closing, the combined company is organized in an "Up-C" structure in which the business of Atlas Intermediate and its subsidiaries is held by Holdings and will continue to operate through the subsidiaries of Atlas Intermediate, and in which the Company's only direct assets will consist of common units of Holdings Units. The Company is the sole manager of Holdings in accordance with the terms of the Holdings LLC Agreement entered into in connection with the consummation of the Atlas Business Combination.

In connection with the consummation of the Atlas Business Combination, the Company changed its name from "Boxwood Merger Corp." to "Atlas Technical Consultants, Inc."

GSO Subscription Agreement

On February 14, 2020, in connection with the Closing, Holdings and GSO COF III AIV-2 LP ("GSO AIV-2") entered into a subscription agreement (the "Subscription Agreement") pursuant to which, GSO AIV-2 purchased 145,000 units of a new class of Series A Senior Preferred Units of Holdings (the "Preferred Units") at a price per Preferred Unit of $978.21 for an aggregate cash purchase price of $141,840,000, which represents a 2.12% original issue discount on the Preferred Units (such purchase, the "GSO Placement").

Support Letter

On February 14, 2020, in connection with the Closing, Boxwood entered into a support agreement (the "Support Agreement") with GSO Entity, pursuant to which, instead of purchasing shares of Class A common stock directly from the Company, GSO Entity purchased 1,000,000 publicly-traded shares of Class A common stock that were withdrawn from redemption, at a price of $10.26 per share (the "Market Purchase").  In connection with the Market Purchase, Boxwood agreed, among other things, (i) to sell to GSO Entity 1,000,000 shares of Class A common stock if the Market Purchase was not consummated in satisfaction of GSO Entity's obligations under the Commitment Letter (ii) to increase the original issue discount on the Preferred Units from 2% to 2.179% and (iii) to provide certain indemnification rights in connection with the Market Purchase.

Credit Agreement

In connection with the Business Combination, Buyer, as the initial borrower, entered into a senior credit facility (the "Credit Facility") consisting of (i) a $281.0 million senior secured Term Loan and (ii) a $40.0 million senior secured Revolver pursuant to that certain Credit Agreement dated February 14, 2020, as amended by that certain First Amendment dated as of March 30, 2020 and as amended by that certain Second Amendment, dated as of March 31, 2020, by and among Holdings, Buyer, and pursuant to the Business Combination, Atlas Intermediate, which became the new borrower by operation of law and as further provided in Section 9.19 of such Credit Agreement, the lenders party thereto, the issuing banks party thereto and Macquarie Capital Funding LLC, as administrative agent and swing line lender (the "Credit Agreement").

Continuing Members Registration Rights Agreement

On February 14, 2020, in connection with the Closing, the Company entered into a registration rights agreement (the "Continuing Members RRA") with the Seller and its limited partners (the "Continuing Members"). Under the Continuing Members RRA, the Company will have certain obligations to register for resale under the Securities Act all or any portion of the shares of the Class A common stock that the Continuing Members hold as of the date of the Continuing Members RRA and that they may acquire thereafter, including upon the exchange or redemption of any other security therefor (collectively, the "Continuing Member Registrable Securities").

The Company is required to, within 30 days of the Closing Date, file a registration statement registering the resale of the Continuing Member Registrable Securities. Additionally, Atlas Technical Consultants SPV, LLC and Arrow Environmental SPV LLC (together, "BCP") may demand an unlimited number of underwritten offerings for all or part of the Continuing Member Registrable Securities held by BCP and the other Continuing Members under the Continuing Member RRA.

Holders of the Continuing Member Registrable Securities have certain "piggy-back" registration rights with respect to registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

GSO Registration Rights Agreement

On February 14, 2020, in connection with the Closing, the Company entered into a registration rights agreement (the "GSO RRA") with the GSO Entity and the other holders party thereto (together, "GSO"). Under the GSO RRA, the Company will have certain obligations to register for resale under the Securities Act all or any portion of the shares of the Class A common stock that the GSO holds as of the date of the GSO RRA and that they may acquire thereafter, including upon the exchange or redemption of any other security therefor (collectively, the "GSO Registrable Securities").

The Company is required to, within 30 days of the Closing Date, file a registration statement registering the resale of the GSO Registrable Securities. Additionally, GSO may demand up to two underwritten offerings for all or part of the GSO Registrable Securities held by GSO under the GSO RRA.

Holders of the GSO Registrable Securities have certain "piggy-back" registration rights with respect to registration statements and rights to require the Company to register for resale the GSO Registrable Securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

As of the Closing Date and following the completion of the Atlas Business Combination, the Seller and the limited partners (the "Continuing Members") owned an aggregate of 23,974,368 Holdings Units redeemable on a one-for-one basis for shares of Class A common stock. Upon the redemption by any Continuing Member of Holdings Units for shares of Class A common stock, a corresponding number of shares of Class B common stock held by such Continuing Member will be cancelled.

At the Closing, following the cancellation of 1,750,000 shares of the Sponsor's Class F common stock contemplated by the Purchase Agreement, and the conversion of each outstanding share of the Class F common stock to one share of Class A common stock, the Sponsor owned an aggregate 1,975,000 shares of Class A common stock and 3,750,000 private placement warrants.